Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables Due Within 1 Year

All trade and other receivables are short-term and due within 1 year.

	December 31
	2018	2017
	(euros in thousands)
Trade receivables	2,690	1,594
Unbilled receivables	236	710
VAT receivable	891	582
Prepaid expenses	2,783	427
Prepaid pension costs	—	838
Interest receivable	213	170
Other receivables	219	92

	7,032	4,413